SHARE OPTION PLANS, Phantom Stock Plans (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2018 $ / shares	Feb. 28, 2018 $ / shares	Jun. 30, 2020 USD ($) shares yr $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2018 USD ($) shares $ / shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($) shares $ / shares
Phantom Stock Plans [Abstract]
Expected term | yr			10
Volatility			47.70%
Risk-free rate			1.20%
Options outstanding and exercisable [Abstract]
Share-based payments | $			$ 359	$ 4,087	$ 8,386
Liability under stock option | $						$ 411	$ 441
Phantom Stock Plan [Member]
Phantom Stock Plans [Abstract]
Minimum allowed payment due to a grantee | $			$ 10,000
Maximum term for payment due to grantee			3 years
Minimum installment payment due to grantee | $			$ 10,000
Maximum residual amount allowed due to grantee | $			$ 10,000
Estimated fair value of common shares (in dollars per share)			$ 14.00
Volatility			47.70%
Risk-free rate			1.20%
Fair value of share options granted (in dollars per share)	$ 8.464	$ 8.458
Weighted average exercise prices [Abstract]
Option outstanding as beginning of the period (in dollars per share)			$ 6.81	$ 6.81
Options granted during the period (in dollars per share)			0	0
Options exercised during the period (in dollars per share)			0	0
Options forfeited / cancelled / expired during the period (in dollars per share)			0	0
Options outstanding as of end of the period (in dollars per share)			$ 6.81	$ 6.81	$ 6.81
Options exercisable as of end of the period (in dollars per share)						$ 6.81	$ 6.81
Number of Options [Abstract]
Options outstanding as of beginning of the period (in shares) | shares			54,575	182,675
Options granted during the period (in shares) | shares			0	0
Options exercised during the period (in shares) | shares			0	0
Options forfeited / cancelled / expired during the period (in shares) | shares			0	(128,100)
Options outstanding as of end of the period (in shares) | shares			54,575	54,575	182,675
Options exercisable as of end of the period (in shares) | shares			45,684	41,993
Options outstanding and exercisable [Abstract]
Options outstanding, number (in shares) | shares			54,575	182,675	182,675	54,575	54,575
Options outstanding, weighted average exercise price (in dollars per share)			$ 6.81	$ 6.81	$ 6.81	$ 6.81	$ 6.81
Options exercisable, number (in shares) | shares			45,684	41,993		45,684	41,993
Options exercisable, weighted average exercise price (in dollars per share)						$ 6.81	$ 6.81
Weighted average fair value of options (in dollars per share)			$ 6.81	$ 8.46
Share-based payments | $			$ (31)	$ (300)	$ 757
Intrinsic value of stock options | $						$ 0
Liability under stock option | $						$ 400
Unrecognized compensation expense | $			$ 0
Period for recognition of compensation expense			19 months
Reversed expenses in connection to forfeiture for vesting conditions not being met | $			$ 900
Phantom Stock Plan [Member] | Bottom of Range [Member]
Phantom Stock Plans [Abstract]
Expected term | yr			4.65
Phantom Stock Plan [Member] | Top of Range [Member]
Phantom Stock Plans [Abstract]
Expected term | yr			4.67
Phantom Stock Plan [Member] | 6.81 [Member]
Weighted average exercise prices [Abstract]
Options outstanding as of end of the period (in dollars per share)			$ 6.81
Options exercisable as of end of the period (in dollars per share)						$ 6.81
Number of Options [Abstract]
Options outstanding as of end of the period (in shares) | shares			54,575
Options exercisable as of end of the period (in shares) | shares			48,212
Options outstanding and exercisable [Abstract]
Options outstanding, number (in shares) | shares			54,575			54,575
Options outstanding, weighted average remaining life (years)			2 years 7 months 28 days
Options outstanding, weighted average exercise price (in dollars per share)			$ 6.81			$ 6.81
Options exercisable, number (in shares) | shares			48,212			48,212
Options exercisable, weighted average remaining life (years)			1 year 6 months 29 days
Options exercisable, weighted average exercise price (in dollars per share)						$ 6.81
Phantom Stock Plan [Member] | Subsidiaries [member]
Options outstanding and exercisable [Abstract]
Share-based payments | $			$ 30	$ 600